REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 10,338	£ 12,468
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	1,363	2,397
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 8,975	£ 10,071